Property, plant, and equipment	12 Months Ended
Dec. 31, 2022
Property, plant, and equipment
Property, plant, and equipment

14.Property, plant, and equipment

	Plant	Pipelines,
	and	networks,	Work in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2021	57,452,843	55,402,633	10,566,114	9,660,227	4,800,297	3,018,660	140,900,774
Additions/capitalizations (1)	2,433,113	1,331,585	4,496,490	401,079	15,956	89,493	8,767,716
Abandonment cost update (Note 23)	(241,090)	(333,705)	—	(42,730)	—	(3,652)	(621,177)
Capitalized financial interests (2)	62,677	23,155	89,809	7,778	518	2,031	185,968
Exchange differences capitalized	366	135	524	45	3	12	1,085
Disposals	(669,531)	(471,119)	(18,057)	(41,606)	(480)	(50,169)	(1,250,962)
Decrease related to business combination (Note 12)	—	(176,451)	—	37,542	(14,648)	—	(153,557)
Effect of adopting new standards (3)	—	—	18,013	—	—	—	18,013
Foreign currency translation	7,200,073	3,665,015	336,968	635,557	393,059	228,227	12,458,899
Reclassifications/transfers (4)	(3,430,789)	846,520	(2,027,540)	4,696,173	4,364	(59,324)	29,404
Balance as of December 31, 2022	62,807,662	60,287,768	13,462,321	15,354,065	5,199,069	3,225,278	160,336,163

Accumulated depreciation and impairment losses
Balance as of December 31, 2021	(24,698,837)	(19,665,052)	(1,279,600)	(4,059,253)	(67,611)	(1,053,895)	(50,824,248)
Depreciation expense	(2,807,716)	(2,319,775)	—	(423,067)	—	(159,398)	(5,709,956)
Recovery (loss) impairment (Note 18)	504,960	(70,439)	(153,449)	84,478	22,248	11,420	399,218
Disposals	637,049	448,340	755	37,953	41	44,162	1,168,300
Foreign currency translation	(2,737,467)	(1,340,435)	(2,307)	(195,728)	(8,192)	(126,507)	(4,410,636)
Reclassifications/transfers (4)	1,588,122	76,853	16,561	(1,674,537)	—	31,658	38,657
Balance as of December 31, 2022	(27,513,889)	(22,870,508)	(1,418,040)	(6,230,154)	(53,514)	(1,252,560)	(59,338,665)
Balance as of December 31, 2021	32,754,006	35,737,581	9,286,514	5,600,974	4,732,686	1,964,765	90,076,526
Balance as of December 31, 2022	35,293,773	37,417,260	12,044,281	9,123,911	5,145,555	1,972,718	100,997,498
(1)

Mainly includes: i) Ecopetrol S.A. ongoing projects associated with the Caño Sur, Castilla, Chichimene, Cusiana and Rubiales fields, ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 05-2014 Interconexión Costa Caribe 500kV, the UPME 06-2018 project New El Rio 220 kV Substation, and associated transmission lines and the UPME 03-2014 Interconexión Noroccidental 230/500 kV project.

(2)	Financial interest is capitalized based on the weighted average rate of borrowing costs.
(3)	Corresponds to the effect of adopting the IAS 16 amendment in Hocol S.A. (Note 5.1).
(4)	Includes the activation of the interconnection of the crude plant of the Refinería de Cartagena S.A.S. (IPCC).

	Plant	Pipelines,
	and	networks	Work in
	equipment	and lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2020	51,088,781	37,141,694	7,514,228	8,412,469	4,112,826	2,692,461	110,962,459
Additions/capitalizations	1,958,132	1,657,967	1,854,907	434,438	4,965	207,179	6,117,588
Increase by business combination (Note 12)	184,303	14,860,422	1,521,181	557,224	395,828	121,500	17,640,458
Abandonment cost update (Note 23)	(182,172)	(104,101)	(1,673)	(3,494)	—	127	(291,313)
Capitalized financial interests (1)	53,740	29,435	29,209	12,491	160	6,129	131,164
Exchange differences capitalized	1,371	751	745	319	4	156	3,346
Disposals	(312,646)	(81,967)	(9,344)	(25,530)	(4,164)	(37,560)	(471,211)
Foreign currency translation	4,946,012	1,646,079	164,778	204,496	257,988	120,110	7,339,463
Transfers/reclassifications	(284,678)	252,353	(507,917)	67,814	32,690	(91,442)	(531,180)
Balance as of December 31, 2021	57,452,843	55,402,633	10,566,114	9,660,227	4,800,297	3,018,660	140,900,774
Accumulated depreciation and impairment losses
Balance as of December 31, 2020	(21,256,869)	(17,558,024)	(1,023,456)	(3,628,724)	(78,548)	(908,500)	(44,454,121)
Depreciation expense	(2,420,045)	(1,723,300)	-	(381,978)	-	(116,923)	(4,642,246)
Reversal (loss) of an impairment (Note 18)	24,888	(22,346)	(312,009)	12,790	16,403	(858)	(281,132)
Disposals	276,225	66,555	421	18,152	34	31,355	392,742
Foreign currency translation	(1,726,218)	(434,365)	(1,550)	(73,136)	(5,500)	(61,416)	(2,302,185)
Transfers/reclassifications	403,182	6,428	56,994	(6,357)	-	2,447	462,694
Balance as of December 31, 2021	(24,698,837)	(19,665,052)	(1,279,600)	(4,059,253)	(67,611)	(1,053,895)	(50,824,248)

Net balance as of December 31, 2020	29,831,912	19,583,670	6,490,772	4,783,745	4,034,278	1,783,961	66,508,338
Net balance as of December 31, 2021	32,754,006	35,737,581	9,286,514	5,600,974	4,732,686	1,964,765	90,076,526
(1)	Financial interest is capitalized based on the weighted average rate of loan costs. See Note 20 – Loans and financing.